                                                          OMB APPROVAL

                                                 OMB Number: 3235-0578
                                                 Expires: February 28, 2006
                                                 Estimated average burden
                                                 hours per response......20.00

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09032

                           STI Classic Variable Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     101 Federal Street Boston, MA                                       02110
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

BISYS Fund Services, 3435 Stelzer Road Columbus, Ohio                    43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 614-470-8000

Date of fiscal year end: 12/31/04

Date of reporting period: 9/30/04

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

      File the schedules as of the close of the reporting period as set forth in Sections 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

STI CLASSIC VARIABLE TRUST
CAPITAL APPRECIATION FUND

Schedule of Portfolio Investments
September 30, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                                       SHARES           VALUE
                                                                       ------           -----
COMMON STOCKS (98.3%)

3M Co.                                                                  6,800          $   544
Agilent Technologies, Inc. (b)                                         21,000              453
Air Products & Chemicals, Inc.                                          7,900              430
Amdocs Ltd. (b)                                                        28,600              624
American Express Co.                                                   28,600            1,473
American International Group, Inc.                                     17,700            1,203
Anadarko Petroleum Corp.                                               13,600              902
Applied Materials, Inc. (b)                                            42,900              707
Avon Products, Inc.                                                    18,000              786
Bank of New York Co., Inc. (The)                                       17,300              505
Biomet, Inc.                                                           19,500              914
Boston Scientific Corp. (b)                                            24,800              985
Cadence Design Systems, Inc. (b)                                       26,000              339
CDW Corp.                                                               7,200              418
Chubb Corp. (The)                                                      15,000            1,054
Cisco Systems, Inc. (b)                                                19,000              344
Citigroup, Inc.                                                        27,000            1,191
Comerica, Inc.                                                          8,600              510
Computer Sciences Corp. (b)                                             8,500              400
Danaher Corp.                                                          11,800              605
Deere & Co.                                                            13,900              897
Dell, Inc. (b)                                                         14,800              527
Dover Corp.                                                            12,900              501
EMC Corp. (b)                                                          47,300              546
Emerson Electric Co.                                                   15,100              935
Exxon Mobil Corp.                                                      35,400            1,711
Freddie Mac                                                            13,500              881
General Dynamics Corp.                                                     20                2
General Electric Co.                                                   17,400              584
Gillette Co. (The)                                                     20,500              856
Goldman Sachs Group, Inc. (The)                                        10,000              932
Harley-Davidson, Inc.                                                   8,600              511
Home Depot, Inc. (The)                                                 23,800              933
Honeywell International, Inc.                                          11,200              402
Illinois Tool Works, Inc.                                               4,800              447
Intel Corp.                                                            31,700              636
Johnson & Johnson                                                      18,600            1,048
Kimberly-Clark Corp.                                                   12,800              827
Kohl's Corp. (b)                                                       10,600              511
L-3 Communications Holdings, Inc.                                      10,300              690
Lexmark International, Inc., Class A                                    9,900              832
(b)
Lowe's Cos., Inc.                                                       7,700              418
Marriott International, Inc., Class A                                  14,200              738
Medtronic, Inc.                                                        18,000              934
MGIC Investment Corp.                                                  14,200              945
Microchip Technology, Inc.                                             19,400              521
Microsoft Corp.                                                        51,500            1,423
Northrop Grumman Corp.                                                 17,200              917
Oracle Corp. (b)                                                       52,000              587
Parker Hannifin Corp.                                                  16,900              995
Pfizer, Inc.                                                           46,300            1,417

Procter & Gamble Co. (The)                                             14,000              758
Raytheon Co.                                                           18,500              703
SLM Corp.                                                              15,700              700
Southwest Airlines Co.                                                 34,800              474
St. Jude Medical, Inc. (b)                                             13,000              979
Staples, Inc.                                                          22,300              665
Stryker Corp.                                                          21,200            1,019
Target Corp.                                                           21,900              991
Tellabs, Inc. (b)                                                      85,800              789
Time Warner, Inc. (b)                                                  63,400            1,023
U.S. Bancorp                                                           31,400              907
United Parcel Service, Inc., Class B                                    8,900              676
VERITAS Software Corp. (b)                                             18,500              329
Walgreen Co.                                                           29,000            1,038
Walt Disney Co. (The)                                                  52,000            1,173
Wells Fargo & Co.                                                      17,300            1,032
                                                                                       -------
TOTAL COMMON STOCKS (COST $47,564)                                                      51,747
                                                                                       -------
MONEY MARKETS (0.0%)

SEI Daily Income Prime Obligation                                           -                -
                                                                                       -------
Fund (g)
TOTAL MONEY MARKETS (COST $0)                                                                -
                                                                                       -------
TOTAL INVESTMENTS (COST $47,564) (a) - 98.3%                                           $51,747
                                                                                       -------

-----------------------

Percentages indicated are based on net assets.

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC VARIABLE TRUST
GROWTH AND INCOME FUND

Schedule of Portfolio Investments
September 30, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                                       SHARES           VALUE
COMMON STOCKS (99.8%)

Abbott Laboratories                                                     2,000           $   85
Advance Auto Parts, Inc. (b)                                            5,500              189
Agilent Technologies, Inc. (b)                                          6,000              129
ALLTEL Corp.                                                            1,000               55
American Electric Power Co., Inc.                                       6,000              191
American International Group, Inc.                                      2,000              136
Anadarko Petroleum Corp.                                                2,200              146
Anthem, Inc. (b)                                                        2,000              174
Archer Daniels Midland Co.                                              8,000              136
Bank of America Corp.                                                   6,000              260
Berkshire Hathaway, Inc., Class B (b)                                      60              172
Boeing Co. (The)                                                          500               26
Bristol-Myers Squibb Co.                                                7,000              165
Burlington Resources, Inc.                                              2,000               82
C. R. Bard, Inc.                                                        1,000               57
Cendant Corp.                                                           6,000              130
ChevronTexaco Corp.                                                     3,000              161
Cincinnati Financial Corp.                                              3,675              151
Citigroup, Inc.                                                         6,000              266
Clorox Co. (The)                                                        3,000              160
Colgate-Palmolive Co.                                                   1,500               68
ConocoPhillips                                                          1,700              141
Cooper Industries Ltd., Class A                                         2,500              148
E.I. du Pont de Nemours & Co.                                           3,000              128
Edison International                                                    3,700               98
Emerson Electric Co.                                                    2,000              124
Exelon Corp.                                                            4,000              147
Express Scripts, Inc. (b)                                               1,200               78
Exxon Mobil Corp.                                                       5,000              241
Fannie Mae                                                              1,600              101
Fifth Third Bancorp                                                     2,000               98
First Data Corp.                                                        3,500              152
Gannett Co., Inc.                                                       1,500              126
General Electric Co.                                                    6,000              201
Genworth Financial, Inc., Class A                                       7,500              175
Goldman Sachs Group, Inc. (The)                                         1,300              121
Hewlett-Packard Co.                                                     4,000               75
Honeywell International, Inc.                                           4,500              161
Illinois Tool Works, Inc.                                               1,200              112
Intel Corp.                                                             4,000               80
International Business Machines Corp.                                   1,200              103
International Paper Co.                                                 2,000               81

                                                                       SHARES           VALUE
                                                                       ------           -----
Jefferson-Pilot Corp.                                                   1,000               50
Johnson & Johnson                                                       2,300              130
Johnson Controls, Inc.                                                  1,200               68
Jones Apparel Group, Inc.                                               4,000              143
Kerr-McGee Corp.                                                        3,000              172
Kimberly-Clark Corp.                                                    2,000              129
Kohl's Corp. (b)                                                        3,000              145
Lowe's Cos., Inc.                                                       1,000               54
May Department Stores Co. (The)                                         3,125               80
MBNA Corp.                                                              3,500               88
Medtronic, Inc.                                                         2,000              104
Merck & Co., Inc.                                                       1,500               50
MGIC Investment Corp.                                                   1,500              100
Microsoft Corp.                                                         5,000              138
Morgan Stanley                                                          2,000               99
Nokia Corp. ADR                                                        14,000              192
Norfolk Southern Corp.                                                  4,000              119
PepsiCo, Inc.                                                           2,250              109
Pfizer, Inc.                                                            4,000              122
Praxair, Inc.                                                           3,000              128
Principal Financial Group, Inc.                                         6,000              216
Prudential Financial, Inc.                                              4,500              212
Questar Corp.                                                           2,500              115
Rockwell Automation, Inc.                                               3,500              135
Sara Lee Corp.                                                          7,000              160
SCANA Corp.                                                             1,000               37
Storage Technology Corp. (b)                                            6,000              152
SunGard Data Systems, Inc. (b)                                          5,000              119
SYSCO Corp.                                                             1,000               30
Target Corp.                                                            3,000              136
Texas Instruments, Inc.                                                 6,000              128
Textron, Inc.                                                           1,500               96
U.S. Bancorp                                                            8,000              231
United Technologies Corp.                                               1,500              140
Verizon Communications, Inc.                                            5,000              197
Vodafone Group PLC ADR                                                  6,500              157
Wal-Mart Stores, Inc.                                                   2,500              133
Walt Disney Co. (The)                                                   6,000              135
Wells Fargo & Co.                                                       2,500              149
Wm. Wrigley Jr. Co.                                                     1,800              114
                                                                                       -------
TOTAL COMMON STOCKS (COST $9,519)                                                       10,642
                                                                                       -------
MONEY MARKET FUNDS (0.4%)

Federated Prime Obligations Fund,                                      37,836               38
                                                                                       -------
Class I
TOTAL MONEY MARKET FUNDS (COST $38)                                                         38
                                                                                       -------
TOTAL INVESTMENTS (COST $9,557) (a) - 100.2%                                           $10,680
                                                                                       -------

---------------------

Percentages indicated are based on net assets.

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC VARIABLE TRUST
INTERNATIONAL EQUITY FUND

Schedule of Portfolio Investments
September 30, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                                      SHARES          VALUE
                                                                      ------          -----
FOREIGN COMMON STOCKS (98.4%)

AUSTRALIA (5.0%)

Australia & New Zealand Banking                                        1,110          $   15
Group Ltd.
BlueScope Steel Ltd.                                                   5,900              37
Boral Ltd.                                                             5,891              29
News Corp. Ltd. (The)                                                  1,997              17
Orica Ltd.                                                             2,439              31
Origin Energy Ltd.                                                     2,760              12
Pacific Brands Ltd.                                                   11,000              23
Publishing & Broadcasting Ltd.                                         3,300              33
Qantas Airways Ltd.                                                   13,867              35
QBE Insurance Group Ltd.                                               3,100              29
West Australian Newspapers Holdings                                    2,800              15
Ltd. (e)
Westpac Banking Corp.                                                  2,000              26
                                                                                      ------
                                                                                         302
                                                                                      ------
BELGIUM (1.0%)

Delhaize Group                                                           600              38
Fortis (e)                                                             1,037              25
                                                                                      ------
                                                                                          63
                                                                                      ------
DENMARK (1.1%)

Danske Bank A/S                                                        1,500              40
TDC A/S                                                                  800              28
                                                                                      ------
                                                                                          68
                                                                                      ------
FINLAND (1.7%)

Fortum Corp.                                                           2,800              39
Nokia Corp.                                                            3,425              47
Tietoenator Oyj                                                          580              17
                                                                                      ------
                                                                                         103
                                                                                      ------
FRANCE (9.8%)

Alcatel (b)                                                            2,000              23
AXA                                                                    1,400              28
BNP Paribas                                                            1,128              73
Bouygues SA                                                              400              15
Compagnie de Saint-Gobain                                                500              26
France Telecom SA (b)                                                  1,300              32
Lafarge SA                                                               443              39
Metropole Television SA                                                  400              11
Pernod-Ricard                                                            175              23
PSA Peugeot Citroen SA                                                   405              25
Sanofi-Aventis (e)                                                       669              49
Schneider Electric SA                                                    350              23
Societe Generale                                                         590              52
Suez SA                                                                1,038              22
Total SA                                                                 440              89
Vinci                                                                    300              35
Vivendi Universal SA (b)                                               1,100              28
                                                                                      ------
                                                                                         593
                                                                                      ------
GERMANY (7.0%)

Adidas-Salomon AG (b)                                                    300              42

Allianz Group                                                            433              44
BASF AG                                                                  752              44
Bayer AG                                                                 400              11
Bayerische Motoren Werke AG                                              353              15
DaimlerChrysler AG                                                       500              21
Deutsche Bank AG                                                         201              14
Deutsche Post AG                                                       1,000              19
Deutsche Telekom AG (b)                                                2,482              46
E.ON AG                                                                  400              29
METRO AG (b)                                                             500              22
SAP AG                                                                   187              29
Schering AG                                                              467              29
Siemens AG                                                               786              58
                                                                                      ------
                                                                                         423
                                                                                      ------
HONG KONG (2.0%)

Bank of East Asia Ltd.                                                 5,874              16
BOC Hong Kong Holdings Ltd.                                            8,000              15
Cheung Kong Holdings Ltd.                                              4,000              34
CLP Holdings Ltd.                                                      2,200              13
Esprit Holdings Ltd. (b)                                               3,300              17
Hang Lung Properties Ltd.                                              4,000               6
Hutchison Whampoa Ltd.                                                 2,447              19
                                                                                      ------
                                                                                         120
                                                                                      ------
IRELAND (1.0%)

Anglo Irish Bank Corp. PLC                                             1,906              35
CRH PLC                                                                  302               7
CRH PLC                                                                  806              19
                                                                                      ------
                                                                                          61
                                                                                      ------
ITALY (3.0%)

Banca Intesa SpA                                                       5,851              22
Eni SpA                                                                2,848              64
Mediaset SpA                                                           3,550              40
Saipem SpA                                                               853              10
Telecom Italia SpA                                                     9,544              29
UniCredito Italiano SpA                                                3,503              18
                                                                                      ------
                                                                                         183
                                                                                      ------
JAPAN (21.7%)

Aioi Insurance Co. Ltd.                                                4,000              16
Aisin Seiki Co. Ltd.                                                     700              17
Asahi Breweries Ltd.                                                   2,900              30
Asahi Glass Co. Ltd.                                                   2,000              18
Bridgestone Corp.                                                      1,000              19
Canon, Inc.                                                              700              33
Citizen Watch Co. Ltd.                                                 2,000              20
Daiichi Pharmaceutical Co. Ltd.                                        1,000              17
Daiwa Securities Group, Inc.                                           3,000              19
DENSO Corp.                                                              300               7
East Japan Railway Co.                                                     4              21
Fuji Photo Film Co. Ltd.                                                 400              13
Fujitsu Ltd.                                                           3,000              17
Hachijuni Bank Ltd. (The)                                              3,000              19
Hitachi Chemical Co. Ltd.                                                400               6
Hitachi Ltd.                                                           5,100              31
Honda Motor Co. Ltd.                                                     602              29
Japan Tobacco, Inc.                                                        3              25
Kaneka Corp.                                                           1,000              10
Komatsu Ltd.                                                           3,000              19
Kyocera Corp.                                                            500              35
Kyushu Electric Power Co., Inc.                                        1,800              34
Marubeni Corp.                                                         5,000              13
Matsushita Electric Industrial Co. Ltd.                                2,000              27
Matsushita Electric Works Ltd.                                         2,000              16

Mitsubishi Corp.                                                       1,000              11
Mitsubishi Electric Corp.                                              4,000              19
Mitsubishi Tokyo Financial Group,                                          4              33
Inc.
Mitsui & Co. Ltd.                                                      1,000               8
Mitsui Fudosan Co. Ltd.                                                2,000              21
Mitsui O.S.K. Lines Ltd.                                               4,000              24
Mitsui Sumitomo Insurance Co. Ltd.                                     1,000               8
Mizuho Financial Group, Inc.                                               7              26
Nintendo Co. Ltd.                                                        200              24
Nippon Steel Corp.                                                     8,000              19
Nippon Telegraph & Telephone Corp.                                         5              20
Nippon Yusen Kabushiki Kaisha                                          4,000              21
Nomura Holdings, Inc.                                                  1,000              13
Nomura Research Institute Ltd.                                           100               8
NTT DoCoMo, Inc.                                                          17              29
OMRON Corp.                                                              900              20
Onward Kashiyama Co. Ltd.                                              1,000              14
ORIX Corp.                                                               100              10
Sankyo Co. Ltd.                                                          400              16
Sankyo Co. Ltd.                                                        1,100              23
Seiko Epson Corp.                                                        600              26
Showa Shell Sekiyu K.K                                                 1,500              13
Sompo Japan Insurance, Inc.                                            1,000               8
Sony Corp.                                                               700              24
Sumitomo Chemical Co. Ltd.                                             4,000              19
Sumitomo Corp.                                                         2,000              15
Sumitomo Electric Industries Ltd.                                      1,000               9
Sumitomo Metal Mining Co. Ltd.                                         3,000              21
Sumitomo Mitsui Financial Group,                                           3              17
Inc.
Sumitomo Trust & Banking Co. Ltd.                                      2,000              12
(The)
Takeda Pharmaceutical Co. Ltd.                                           700              32
Teijin Ltd.                                                            3,000              11
Terumo Corp.                                                             500              11
Tokyo Electric Power Co., Inc. (The)                                   2,000              43
Toray Industries, Inc.                                                 5,000              23
Toyobo Co. Ltd.                                                        2,000               5
Toyota Motor Corp.                                                     2,113              80
West Japan Railway Co.                                                     7              27
Yamada Denki Co.                                                         500              17
Yamaha Motor Co. Ltd.                                                  1,000              15
Yamato Transport Co. Ltd.                                              1,000              14
                                                                                      ------
                                                                                       1,320
                                                                                      ------
NETHERLANDS (4.4%)

ABN AMRO Holding NV                                                    2,098              48
Akzo Nobel NV                                                            743              26
ING Groep NV                                                           2,113              53
Royal Dutch Petroleum Co.                                                740              38
Royal KPN NV                                                           4,700              35
Royal Philips Electronics NV                                           2,396              56
Unilever NV                                                              234              13
                                                                                      ------
                                                                                         269
                                                                                      ------
NEW ZEALAND (0.7%)

Fletcher Building Ltd.                                                 9,831              40
                                                                                      ------
NORWAY (0.6%)

Statoil ASA                                                              700              10
Telenor ASA                                                            3,500              27
                                                                                      ------
                                                                                          37
                                                                                      ------

SINGAPORE (0.6%)

DBS Group Holdings Ltd.                                                2,000              19
Fraser and Neave Ltd.                                                    500               4
Singapore Telecommunications Ltd.                                      8,358              12
                                                                                      ------
                                                                                          35
                                                                                      ------
SPAIN (4.3%)

Acciona SA                                                               100               6
Altadis SA                                                               410              14
Endesa SA                                                              2,000              38
Gamesa Corporacion Tecnologica SA                                        500               7
Gestevision Telecinco SA (b)                                             165               3
Repsol YPF SA                                                          2,700              59
Santander Central Hispano SA                                           4,390              43
Sociedad General de Aguas de Barcelona                                   825              14
SA, Class A
Telefonica SA                                                          4,457              68
Union Fenosa SA                                                          533              12
                                                                                      ------
                                                                                         264
                                                                                      ------
SWEDEN (3.6%)

AB Electrolux, Ser B                                                     500               9
Autoliv, Inc.                                                            391              16
Nordea Bank AB                                                         6,700              55
Sandvik AB                                                               633              22
Svenska Handelsbanken AB, Class A                                      1,400              29
Telefonaktiebolaget LM Ericsson (b)                                   19,800              61
Volvo AB, Class B                                                        700              25
                                                                                      ------
                                                                                         217
                                                                                      ------
SWITZERLAND (6.1%)

Credit Suisse Group                                                    1,493              48
Nestle SA                                                                255              58
Novartis AG                                                            2,533             118
Roche Holding (UK) Ltd.                                                  415              43
UBS AG                                                                   918              65
Zurich Financial Services                                                283              40
                                                                                      ------
                                                                                         372
                                                                                      ------
UNITED KINGDOM (24.8%)

"Shell" Transport & Trading Co. PLC                                    8,577              63
(The)
Alliance UniChem PLC                                                   2,800              34
Aviva PLC                                                              5,700              56
Balfour Beatty PLC                                                     6,329              32
Barclays PLC                                                           6,200              59
BHP Billiton PLC                                                       5,400              57
BP PLC                                                                17,115             162
British American Tobacco PLC                                           2,005              29
BT Group PLC                                                           8,630              28
Burberry Group PLC                                                     3,500              24
Centrica PLC                                                           5,400              25
Dixons Group PLC                                                      11,700              36
George Wimpey PLC                                                      6,051              44
GlaxoSmithKline PLC                                                    4,964             107
HBOS PLC                                                               5,500              74
HMV Group PLC                                                          4,500              19
HSBC Holdings PLC                                                      9,222             146
Kesa Electricals PLC                                                   5,200              27
Legal & General Group PLC                                              8,900              16
mmO2 PLC (b)                                                          14,600              26
Next PLC                                                               1,500              44
Northern Rock PLC                                                      1,400              18

Pennon Group PLC                                                       1,500              23
Pilkington PLC                                                        19,020              31
Royal Bank of Scotland Group PLC                                       1,348              39
(The)
SABMiller PLC                                                          2,400              32
Tesco PLC                                                              8,867              46
Vodafone Group PLC                                                    49,718             119
Warner Chilcott PLC                                                    1,200              17
Whitbread Group PLC                                                    2,360              35
William Hill Organization Ltd.                                         4,122              40
                                                                                      ------
                                                                                       1,508
                                                                                      ------

TOTAL FOREIGN COMMON STOCK (COST $4,829)                                               5,978
                                                                                      ------

FOREIGN PREFERRED STOCK (0.4%)
GERMANY (0.4%)
Dr. Ing. h.c. F. Porsche AG                                               36              23
                                                                                      ------
TOTAL FOREIGN PREFERRED STOCK (COST $21)                                                  23
                                                                                      ------

SHORT-TERM INVESTMENTS (1.5%)
CASH & EQUIVALENTS (1.5%)
Boston Global Investment Trust -                                      85,241              85
Enhanced Portfolio (f)
Brown Brothers Harriman & Co.,                                         4,584               5
                                                                                      ------
Cayman Islands Cash Sweep

TOTAL SHORT-TERM INVESTMENTS (COST $90)                                                   90
                                                                                      ------

TOTAL INVESTMENTS (COST $4,940) (a)- 100.3%                                           $6,091

---------------------

Percentages indicated are based on net assets.

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

STI CLASSIC VARIABLE TRUST
INVESTMENT GRADE BOND FUND

Schedule of Portfolio Investments
September 30, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                                                  SHARES
                                                                                    OR
                                                                                 PRINCIPAL
                                                                                  AMOUNT                 VALUE
                                                                                ----------               -----
CORPORATE BONDS (39.0%)

American Honda Finance Corp.,                                                    $      65               $  65
3.850%, 11/06/08 (c)
American Standard, Inc., 7.625%,                                                        65                  74
02/15/10
Anthem Insurance Cos., Inc., 9.000%,                                                    50                  69
04/01/27 (c)
AOL Time Warner, Inc.,
  6.750%, 04/15/11                                                                      45                  50
  7.625%, 04/15/31                                                                      55                  63
Bank of America Corp., 7.400%,                                                         145                 169
01/15/11
Bank One Corp., 7.625%, 08/01/05                                                        55                  57
Barrick Gold Finance, Inc., 7.500%,                                                     25                  27
05/01/07
Berkshire Hathaway Financial, Inc.,                                                    125                 124
3.375%, 10/15/08
BP Capital Markets PLC, 4.000%,                                                         80                  81
04/29/05
British Sky Broadcasting Group,                                                         80                  88
6.875%, 02/23/09
CalEnergy Co, Inc., 7.520%, 09/15/08                                                    45                  50
Capital One Bank, 5.125%, 02/15/14                                                     105                 105
Carolina Power & Light Co., 6.500%,                                                     25                  28
07/15/12
Centerpoint Energy Resources Corp.,                                                     90                 106
Ser B, 7.875%, 04/01/13
China Development Bank, 4.750%,                                                         75                  74
10/08/14
Cincinnati Gas & Electric Co., 5.700%,                                                  30                  32
09/15/12
CIT Group, Inc.,
  5.750%, 09/25/07                                                                      35                  37
  5.500%, 11/30/07                                                                      35                  37
  5.125%, 09/30/14                                                                      35                  35
Citigroup, Inc.,
  5.125%, 05/05/14                                                                      55                  56
  5.875%, 02/22/33                                                                      75                  75
Codelco, Inc., 5.500%, 10/15/13 (c)                                                     85                  89
Comcast Cable Communications Corp.,                                                    130                 148
7.125%, 06/15/13

Comed Financing III, 6.350%,                                                            40                  40
03/15/33

Credit Suisse First Boston USA, Inc.,                                                   65                  72
6.500%, 01/15/12
DaimlerChrysler NA Holdings Corp.,                                                      35                  43
8.500%, 01/18/31
Deutsche Telekom International Finance,                                                 40                  56
 9.250%, 06/01/32
Devon Financing Corp. ULC, 7.875%,                                                      90                 109
09/30/31
Dial Corp., 7.000%, 08/15/06                                                            70                  75
Dominion Resources, Inc.
  Ser B, 7.625%, 07/15/05                                                               45                  47
  Ser E, 6.750%, 12/15/32                                                               40                  43
Entergy Gulf States, Inc., 5.200%,                                                      10                  10
12/03/07, Callable 12/01/04 @ 100.00
Enterprise Products Partners LP,                                                        55                  57
Ser B, 6.875%, 03/01/33
Exelon Generation Co. LLC, 6.950%,                                                      15                  17
06/15/11
FedEx Corp., 3.500%, 04/01/09                                                          105                 103
First Union Corp., 7.550%, 08/18/05                                                     75                  78
Florida Power & Light Co., 6.875%,                                                      15                  16
12/01/05
Ford Motor Co., 7.450%, 07/16/31                                                       260                 256
Fund American Cos., Inc., 5.875%,                                                       85                  87
05/15/13
General Electric Co., 5.000%,                                                          295                 304
02/01/13
General Motors Corp., 8.375%,                                                          160                 170
07/15/33
Gillette Co., 3.750%, 12/01/04 (c)                                                      30                  30
Golden West Financial Corp., 4.125%,                                                    65                  66
08/15/07
Goldman Sachs Group, Inc. (The),
  3.875%, 01/15/09                                                                      55                  55
  4.750%, 07/15/13                                                                      50                  49
  6.345%, 02/15/34                                                                      65                  65
GTECH Holdings Corp., 4.750%,                                                           30                  30
10/15/10
Harley-Davidson Funding, 3.625%,                                                        45                  45
12/15/08 (c)
HCA, Inc., 7.875%, 02/01/11                                                             80                  91
Household Finance Corp.,
  6.375%, 11/27/12                                                                     105                 116
  7.625%, 05/17/32                                                                      20                  25
Inco Ltd., 7.750%, 05/15/12                                                            120                 141
International Lease Finance Corp.,                                                     125                 129
4.750%, 07/01/09
John Deere Capital Corp., 3.900%,                                                       35                  36
01/15/08
Johnson & Johnson, 8.720%, 11/01/24,                                                    65                  68
Callable 11/01/04 @ 104.36
JPMorgan Chase & Co., 6.625%,                                                          185                 208
03/15/12

KN Capital Trust III, 7.630%,                                                           70                  77
04/15/28
KN Energy, Inc., 7.250%, 03/01/28                                                       30                  33
Lennar Corp., 5.950%, 03/01/13                                                          35                  37
Marriott International, Inc., Ser C,                                                    15                  17
7.875%, 09/15/09
MBNA Corp., Ser F, 7.500%,                                                              45                  52
03/15/12
Merrill Lynch & Co., Inc., Ser B,                                                       25                  25
3.700%,  04/21/08
MetLife, Inc., 5.250%, 12/01/06                                                         40                  42
Miller Brewing Co., 4.250%, 08/15/08                                                    65                  66
(c)
Monumental Global Funding II,                                                          105                 110
5.200%, 01/30/07 (c)
Morgan Stanley, 5.300%, 03/01/13                                                       135                 138
Motiva Enterprises LLC, 5.200%, 09/15/12 (c)                                            35                  36
NCR Corp., 7.125%, 06/15/09                                                             25                  28
News America Holdings, Inc., 9.250%,                                                    65                  84
02/01/13
Oncor Electric Delivery Co., 7.000%,                                                    35                  40
05/01/32
Pacific Gas & Electric Co., 6.050%,                                                    120                 122
03/01/34
Packaging Corp. of America, 5.750%,                                                     45                  46
08/01/13
Pennzoil Co., 10.250%, 11/01/05                                                         10                  11
Phillips Petroleum Co.,
  6.375%, 03/30/09                                                                      25                  28
  8.750%, 05/25/10                                                                      50                  62
Powergen US Funding LLC, 4.500%,                                                        40                  40
10/15/04
Prudential Financial, Inc.,
  3.750%, 05/01/08                                                                      35                  35
  Ser B, 5.100%, 09/20/14                                                               55                  55
Pulte Homes, Inc., 4.875%, 07/15/09                                                     55                  56
Royal Bank of Scotland Group PLC,                                                       55                  66
7.648%, Callable 09/30/31 @100 (d) (h)
RR Donnelly & Sons Co., 3.750%,                                                         75                  74
04/01/09
SBC Communications, Inc.,
  5.625%, 06/15/16                                                                      10                  10
  6.450%, 06/15/34                                                                      70                  72
Sempra Energy, 4.750%, 05/15/09                                                         45                  46
Simon Property Group LP, 6.375%,                                                        30                  32
11/15/07
Socgen Real Estate LLC, 7.640%,                                                         35                  39
Callable 09/30/07 @ 100 (c) (d) (h)
Sprint Capital Corp., 8.750%,                                                          120                 152
03/15/32
TELUS Corp., 8.000%, 06/01/11                                                           55                  64
TXU Energy Co., 7.000%,                                                                 55                  62
03/15/13

Tyco International Group SA,
  6.000%, 11/15/13                                                                      55                  59
  6.875%, 01/15/29                                                                      55                  62
United Mexican States, 8.300%,                                                         125                 143
08/15/31
Univision Communications, Inc.,                                                         40                  47
7.850%, 07/15/11
Verizon Global Funding Corp., 7.750%,                                                   50                  60
 12/01/30
Waste Management, Inc., 6.500%,                                                         75                  82
11/15/08
Wellpoint Health Networks, Inc.,                                                        45                  47
6.375%, 06/15/06
Wells Fargo & Co., 4.800%,                                                              20                  20
07/29/05
Westar Energy, Inc.,
  7.875%, 05/01/07                                                                      75                  83
  6.000%, 07/01/14                                                                      50                  54
Weyerhaeuser Co.,
  6.750%, 03/15/12                                                                      45                  51
  7.375%, 03/15/32                                                                      30                  34
XTO Energy, Inc., 6.250%, 04/15/13                                                      75                  82
                                                                                                       -------
TOTAL CORPORATE BONDS (COST $7,003)                                                                      7,157
                                                                                                       -------
U.S. GOVERNMENT AGENCIES (2.0%)

Government National Mortgage Association
  8.500%, 04/15/31                                                                      95                 104
  8.000%, 08/15/31                                                                     127                 139
  8.000%, 09/15/31                                                                     121                 132
                                                                                                       -------
TOTAL U.S. GOVERNMENT AGENCIES (COST $360)                                                                 375
                                                                                                       -------

U.S. TREASURY OBLIGATIONS (44.8%)

U.S. Treasury Bonds
  3.875%, 04/15/29                                                                     340                 520
  5.375%, 02/15/31 (e)                                                               1,335               1,429
U.S. Treasury Notes
  2.125%, 10/31/04                                                                   2,410               2,410
  2.000%, 11/30/04                                                                   1,340               1,341
  1.625%, 01/31/05                                                                     445                 445
  3.875%, 02/15/13                                                                     940                 934
  1.875%, 07/15/13                                                                   1,100               1,154
                                                                                                       -------
TOTAL U.S. TREASURY OBLIGATIONS (COST $8,143)                                                            8,233
                                                                                                       -------

REPURCHASE AGREEMENT (8.7%)

Merrill Lynch,                                                                       1,600               1,600
                                                                                                       -------

1.825%, dated 09/30/04, to be
repurchased on 10/01/04, repurchase price
$1,599,651 (collateralized by FNMA
obligations; total market value
$1,634,951)

TOTAL REPURCHASE AGREEMENT (COST $1,600)                                                                 1,600
                                                                                                       -------

SHORT-TERM INVESTMENTS (4.9%)

Boston Global Investment Trust -                                                   891,000                 891
                                                                                                       -------
Enhanced Portfolio (f)

TOTAL SHORT-TERM INVESTMENTS (COST $891)                                                                   891
                                                                                                       -------

TOTAL INVESTMENTS (COST $17,997) (a) - 99.4%                                                           $18,256
                                                                                                       -------

------------------------

Percentages indicated are based on net assets.

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC VARIABLE TRUST
MID-CAP EQUITY FUND

Schedule of Portfolio Investments
September 30, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                                                 SHARES           VALUE
                                                                                 ------           -----
COMMON STOCKS (99.3%)

7-Eleven, Inc. (b)                                                                5,793           $  116
Abercrombie & Fitch Co.,  Class A                                                 5,311              167
Adobe Systems, Inc.                                                               2,163              107
Advanced Micro Devices, Inc. (b)                                                  2,800               36
Amerada Hess Corp.                                                                3,437              307
American Axle & Manufacturing                                                     4,248              124
Holdings, Inc.
American Capital Strategies Ltd.                                                  3,294              103
Annaly Mortgage Management, Inc.                                                  6,778              116
REIT
Anthem, Inc. (b)                                                                  3,379              295
Apple Computer, Inc. (b)                                                          2,848              110
Arch Capital Group Ltd. (b)                                                         772               30
Arch Coal, Inc.                                                                   1,641               58
Archer Daniels Midland Co.                                                        4,770               81
Arrow Electronics, Inc. (b)                                                       5,677              128
Ashland, Inc.                                                                     4,248              238
Avaya, Inc. (b)                                                                   8,613              120
Avnet, Inc. (b)                                                                   5,311               91
Ball Corp.                                                                        9,076              340
Bear Stearns Cos., Inc. (The)                                                       541               52
Bed Bath & Beyond, Inc. (b)                                                       2,926              109
Biomet, Inc.                                                                      2,086               98
BMC Software, Inc. (b)                                                            3,032               48
Brandywine Realty Trust REIT                                                      2,510               71
Choice Hotels International, Inc.                                                 4,635              267
CIGNA Corp.                                                                       4,432              308
Citizens Communications Co.                                                       6,575               88
Coach, Inc. (b)                                                                   1,931               82
Comerica, Inc.                                                                    2,520              150
Computer Associates International, Inc.                                           3,148               83

Corning, Inc. (b)                                                                10,331              114
Coventry Health Care, Inc. (b)                                                    1,767               94
Deluxe Corp.                                                                      2,829              116
Dollar General Corp.                                                              5,311              107
E*TRADE Financial Corp. (b)                                                       6,556               75
Eaton Corp.                                                                       2,723              173
Electronic Arts, Inc. (b)                                                         5,021              232
Electronic Data Systems Corp.                                                     2,655               51
Equitable Resources, Inc.                                                         6,373              346
Equity Office Properities Trust REIT                                              5,581              152
First Citizens Bancshares, Inc., Class                                            1,352              160
A
Freeport-McMoRan Copper & Gold,                                                   1,535               62
Inc., Class B
Genzyme Corp. (b)                                                                 1,757               96
H & R Block, Inc.                                                                 2,916              144
Hospitality Properties Trust REIT                                                 5,986              254
Humana, Inc. (b)                                                                  4,905               98
ImClone Systems, Inc. (b)                                                         1,641               87

International Game Technology                                                     2,414               87
Intuit, Inc. (b)                                                                  3,206              146
Iron Mountain, Inc. (b)                                                           1,448               49
Jefferies Group, Inc.                                                             2,704               93
Juniper Networks, Inc. (b)                                                        4,171               98
Knight-Ridder, Inc.                                                               1,738              114
Laboratory Corp. of America Holdings                                              2,588              113
(b)
Legg Mason, Inc.                                                                  1,030               55
Lennar Corp., Class A                                                             2,897              138
Lexington Corp. Properties Trust                                                  4,973              108
REIT
Limited Brands, Inc.                                                              2,443               54
Lincoln National Corp.                                                            4,789              225
LSI Logic Corp. (b)                                                               7,454               32
Lubrizol Corp. (The)                                                              3,688              128
M & T Bank Corp.                                                                    879               84
M. D. C. Holdings, Inc.                                                           1,931              141
Marathon Oil Corp.                                                                7,396              305
Marvel Enterprises, Inc. (b)                                                      1,472               21
May Department Stores Co. (The)                                                   7,338              188
MBIA, Inc.                                                                        1,062               62
McAfee, Inc. (b)                                                                  1,767               36
McGraw-Hill Cos., Inc. (The)                                                      2,221              177
Medco Health Solutions, Inc. (b)                                                  2,723               84
Molex, Inc.                                                                       3,003               90
Monsanto Co.                                                                      7,551              275
National Semiconductor Corp. (b)                                                  4,538               70
New York Times Co. (The), Class A                                                 1,989               78
Northeast Utilities                                                              11,973              232
Novellus Systems, Inc. (b)                                                        4,007              107
NVR, Inc. (b)                                                                       232              128
Old Dominion Freight Line, Inc. (b)                                               1,332               38
Onyx Pharmaceuticals, Inc. (b)                                                    1,066               46
PacifiCare Health Systems, Inc. (b)                                               1,468               54
PartnerRe Ltd.                                                                    2,704              148
Pitney Bowes, Inc.                                                                5,871              259
PMI Group, Inc. (The)                                                             3,157              128
Principal Financial Group, Inc.                                                   3,370              121
Radian Group, Inc.                                                                3,766              174
Regions Financial Corp.                                                           2,510               83
Reynolds American, Inc.                                                           4,107              279
Rockwell Collins, Inc.                                                            7,329              272
Ryder System, Inc.                                                                3,476              164
Ryland Group, Inc. (The)                                                          3,573              331
Scholastic Corp. (b)                                                              3,379              104
Sears, Roebuck & Co.                                                              1,641               65
Senior Housing Properties Trust REIT                                              4,008               71
Sepracor, Inc. (b)                                                                2,414              118
Siebel Systems, Inc. (b)                                                          6,691               50
Southwest Airlines Co.                                                           11,702              159
Sovereign BanCorp., Inc.                                                          3,602               79
St. Paul Travelers Cos., Inc. (The)                                               4,123              136
Staples, Inc.                                                                     3,573              107
Student Loan Corp. (The)                                                          2,124              302
SunGard Data Systems, Inc. (b)                                                    2,028               48
Symantec Corp. (b)                                                                3,051              167
Textron, Inc.                                                                     3,264              210
TJX Cos., Inc. (The)                                                              4,741              104
UGI Corp.                                                                         9,752              363
UnionBanCal Corp.                                                                 1,738              103
Universal Technical Institute, Inc. (b)                                           1,110               34

Unocal Corp.                                                                      1,448               62
Valero Energy Corp.                                                               1,352              108
VERITAS Software Corp. (b)                                                        3,988               71
Webster Financial Corp.                                                           5,156              255
Western Wireless Corp., Class A (b)                                               1,255               32
Xcel Energy, Inc.                                                                 5,813              101
Xerox Corp. (b)                                                                  12,320              173
YUM! Brands, Inc.                                                                 6,952              284
                                                                                                 -------
TOTAL COMMON STOCKS (COST $13,160)                                                                15,205
                                                                                                 -------
MONEY MARKET FUNDS (0.0%)

Federated Prime Obligations Fund,                                                     -                -
                                                                                                 -------
Class I (g)
TOTAL MONEY MARKET FUNDS (COST $0)                                                                     -
                                                                                                 -------
TOTAL INVESTMENTS (COST $13,160) (a) - 99.3%                                                     $15,205
                                                                                                 -------

---------------------

Percentages indicated are based on net assets.

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC VARIABLE TRUST
SMALL CAP VALUE EQUITY FUND

Schedule of Portfolio Investments
September 30, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                                       SHARES             VALUE
                                                                       ------             -----
COMMON STOCKS (90.4%)

ABM Industries, Inc.                                                    10,300           $   208
ADESA, Inc.                                                              9,246               152
Adolph Coors Co., Class B                                                3,000               204
Agnico-Eagle Mines Ltd.                                                 15,100               216
Airgas, Inc.                                                            15,400               371
ALLETE, Inc.                                                             3,082               100
American Financial Group, Inc.                                           6,200               185
Arch Coal, Inc.                                                          7,000               248
ArvinMeritor, Inc.                                                       8,200               154
Autodesk, Inc.                                                          22,400             1,089
Baldor Electric Co.                                                      9,100               215
Banner Corp.                                                             3,500               103
Bassett Furniture Industries, Inc.                                       6,400               121
Benetton Group SpA ADR                                                  12,200               295
BorgWarner, Inc.                                                         7,600               330
Briggs & Stratton Corp.                                                  3,700               300
Brink's Co. (The)                                                       18,300               551
Cambrex Corp.                                                           12,200               268
CBRL Group, Inc.                                                        10,300               372
CHC Helicopter Corp., Class A                                           11,700               455
Chemed Corp.                                                             4,200               234
Church & Dwight Co.,  Inc.                                              11,250               316
City National Corp.                                                      3,500               227
Colonial BancGroup, Inc. (The)                                          11,800               241
Companhia Siderurgica Nacional ADR                                       7,200               112

Cooper Cos., Inc. (The)                                                 12,100               829
CP Ships Ltd.                                                           19,200               235
Cummins, Inc.                                                            6,200               459
Embraer-Empresa Brasileira de                                           12,413               328
Aeronautica SA ADR
F.N.B Corp.                                                              4,509               100
Factset Research Systems, Inc.                                           7,700               371
Fair Isaac Corp.                                                         5,600               164
Fairmont Hotels & Resorts, Inc.                                          8,500               232
First National Bancshares, Inc. (e)                                      7,218               177
Glacier Bancorp, Inc.                                                    5,738               167
Grupo Elektra, SA de CV ADR                                              7,400               200
Harris Corp.                                                            12,777               702
Harsco Corp.                                                             4,700               211
HCC Insurance Holdings, Inc.                                             8,100               244
Helix Technology Corp.                                                   9,100               124
Horizon Financial Corp.                                                  7,256               139
Hub International Ltd.                                                  19,400               352
Intrawest Corp.                                                         14,200               269
Invacare Corp.                                                           4,700               216
J.M. Smucker Co. (The)                                                   6,175               274
Jefferies Group, Inc.                                                    7,400               255
John H. Harland Co.                                                      7,000               219
John Wiley & Sons, Inc., Class A                                         6,300               201
Keithley Instruments, Inc.                                               7,700               134
Lennox International, Inc.                                               8,014               120

Lithia Motors, Inc., Class A                                             8,900               189
LSI Industries, Inc.                                                    14,962               156
Makita Corp. ADR                                                        19,800               283
Media General, Inc., Class A                                             3,200               179
Mentor Corp.                                                            12,100               408
Movado Group, Inc.                                                      11,000               187
Nam Tai Electronics, Inc.                                               12,800               273
Natuzzi SpA ADR                                                          8,400                91
Nautilus Group, Inc. (The) (e)                                          12,500               282
Oshkosh Truck Corp.                                                      3,900               223
Peabody Energy Corp.                                                     7,200               428
Pep Boys-Manny, Moe & Jack (The)                                         3,800                53
Perrigo Co. (e)                                                         13,200               271
Pier 1 Imports, Inc.                                                    13,300               240
Premier Farnell PLC ADR                                                 23,500               167
PXRE Group Ltd.                                                          5,300               124
Quixote Corp.                                                           10,400               201
Reynolds & Reynolds Co. (The), Class                                    22,300               550
A
Sappi Ltd. ADR                                                          13,200               189
Scottish Re Group Ltd. (e)                                               5,400               114
Seacoast Banking Corp. of Florida                                        6,710               143
Snap-on, Inc.                                                            8,100               223
Sociedad Quimica y Minera de Chile SA                                    2,200               106
 ADR
StanCorp Financial Group, Inc.                                           5,600               400
Sturm, Ruger & Co., Inc.                                                 5,500                50
Tecumseh Products Co., Class A                                           2,400               100
Tenaris SA ADR                                                           2,952               135
United Auto Group, Inc.                                                  8,700               218
United States Steel Corp.                                                5,500               207
Valmont Industries, Inc.                                                10,100               211
Valspar Corp. (The)                                                      6,500               303
Washington Federal, Inc. (e)                                             5,787               146
West Coast Bancorp                                                       7,076               147
Wilmington Trust Corp.                                                   4,800               174
Winnebago Industries, Inc.                                               4,600               159
                                                                                        --------
TOTAL COMMON STOCKS (COST $15,207)                                                        21,119
                                                                                        --------
MONEY MARKET FUNDS (6.6%)

Federated Government Obligations Fund,                                 622,176               622
Class I
Federated Prime Obligations Fund,                                      918,054               918
                                                                                        --------
Class I
TOTAL MONEY MARKET FUNDS (COST $1,540)                                                     1,540
                                                                                        --------
SHORT-TERM INVESTMENT (3.1%)

Boston Global Investment Trust -                                       717,021               717
                                                                                        --------
Enhanced Portfolio (f)

TOTAL SHORT-TERM INVESTMENT (COST $717)                                                      717
                                                                                        --------
TOTAL INVESTMENTS (COST $17,464) (a) - 100.1%                                           $ 23,376
                                                                                        --------

---------------------

Percentages indicated are based on net assets.

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC VARIABLE TRUST
VALUE INCOME STOCK FUND

Schedule of Portfolio Investments
September 30, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                                       SHARES           VALUE
                                                                       ------           -----
COMMON STOCKS (99.5%)

3M Co.                                                                  8,250           $  660
A.G. Edwards, Inc.                                                     12,200              422
Abbott Laboratories                                                    15,700              665
ACE Ltd.                                                               16,650              667
Air Products & Chemicals, Inc.                                         13,100              712
Alcoa, Inc.                                                            21,250              715
Alliance Capital Management Holding                                     9,740              346
LP
Allstate Corp. (The)                                                    6,600              317
ALLTEL Corp.                                                            8,000              439
American Express Co.                                                    6,550              337
American International Group, Inc.                                      4,505              306
American Power Conversion Corp.                                        12,600              219
Anheuser-Busch Cos., Inc.                                               8,850              442
Astoria Financial Corp.                                                 6,050              215
Automatic Data Processing, Inc.                                         7,850              324
Bank of America Corp.                                                  17,700              767
Bank of New York Co., Inc. (The)                                       15,000              438
BP PLC ADR                                                              7,800              449
CenturyTel, Inc.                                                       11,150              382
Cintas Corp.                                                            9,450              397
Citigroup, Inc.                                                        18,600              820
Clorox Co. (The)                                                        6,150              328
Colgate-Palmolive Co.                                                  14,150              639
Comerica, Inc.                                                          6,120              363
Commerce Bancshares, Inc.                                               4,900              236
Diebold, Inc.                                                           9,300              434
Dollar General Corp.                                                   24,100              486
Dow Chemical Co. (The)                                                 10,450              472
E.I. du Pont de Nemours & Co.                                          15,800              676
Emerson Electric Co.                                                   10,800              668
Exxon Mobil Corp.                                                      18,500              894
FirstMerit Corp.                                                        8,894              234
FPL Group, Inc.                                                         6,800              465
Gannett Co., Inc.                                                       7,950              665
General Electric Co.                                                   27,800              935
General Mills, Inc.                                                    10,450              469
Goldman Sachs Group, Inc. (The)                                         4,950              462
H.J. Heinz Co.                                                         11,700              421
Harris Corp.                                                            6,900              379
Health Management Associates, Inc.,                                    15,450              316
Class A
Hewlett-Packard Co.                                                    17,800              334
Honeywell International, Inc.                                          18,000              645
Huntington Bancshares, Inc.                                            14,850              370
International Paper Co.                                                18,250              738
Intersil Corp., Class A                                                16,700              266
Johnson & Johnson                                                       7,500              422
Kerr-McGee Corp.                                                        8,100              464
Kimberly-Clark Corp.                                                    5,000              323
Kraft Foods, Inc., Class A                                             13,700              435
Lear Corp.                                                              8,150              444

Lehman Brothers Holdings, Inc.                                          9,500              757
Lockheed Martin Corp.                                                  13,750              767
Marathon Oil Corp.                                                     12,300              508
Marsh & McLennan Cos., Inc.                                             9,900              453
Masco Corp.                                                            10,000              345
Mattel, Inc.                                                           24,950              452
May Department Stores Co. (The)                                        17,100              438
McGraw-Hill Cos., Inc. (The)                                            4,400              351
Mellon Financial Corp.                                                 22,000              609
Merrill Lynch & Co., Inc.                                              10,600              527
Microsoft Corp.                                                        11,100              307
National City Corp.                                                     9,550              369
Newell Rubbermaid, Inc.                                                20,542              412
Nokia Corp. ADR                                                        35,700              490
Pall Corp.                                                             13,634              334
Parker Hannifin Corp.                                                   8,000              471
PepsiCo, Inc.                                                          15,250              742
Pfizer, Inc.                                                           25,100              768
Pier 1 Imports, Inc.                                                   19,350              350
Pitney Bowes, Inc.                                                      8,333              367
PPG Industries, Inc.                                                    7,400              453
Provident Financial Services, Inc.                                     12,900              223
Public Service Enterprise Group, Inc.                                  15,936              678
Regions Financial Corp.                                                11,231              371
Rockwell Automation, Inc.                                               9,691              375
Rockwell Collins, Inc.                                                 10,400              386
Rohm & Haas Co.                                                        10,900              468
SBC Communications, Inc.                                               17,100              444
South Financial Group, Inc. (The)                                       8,051              227
Southern Co.                                                           22,000              660
Sprint Corp.                                                           23,700              477
Teleflex, Inc.                                                          8,000              340
Unocal Corp.                                                           17,400              748
Verizon Communications, Inc.                                           16,890              665
Viacom, Inc., Class B                                                  17,300              581
Wachovia Corp.                                                         17,300              811
Wal-Mart Stores, Inc.                                                   8,400              447
Wyeth                                                                  18,650              698
Zions Bancorp                                                           5,400              330
                                                                                       -------
TOTAL COMMON STOCKS (COST $38,821)                                                      43,221
                                                                                       -------
MONEY MARKET FUNDS (0.1%)

Federated Prime Obligations Fund,                                      47,382               47
                                                                                       -------
Class I
TOTAL MONEY MARKET FUNDS (COST $47)                                                         47
                                                                                       -------
TOTAL INVESTMENTS (COST $38,868) (a) - 99.6%                                           $43,268
                                                                                       -------

---------------------

Percentages indicated are based on net assets.

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

     (a) Cost and gross unrealized appreciation/(depreciation) on a tax basis are as follows (amounts in thousands):

                                                                      UNREALIZED        UNREALIZED       NET UNREALIZED
          FUND                                     COST              APPRECIATION      DEPRECIATION       APPRECIATION

          Capital Appreciation Fund              $ 47,564               $ 5,744          $ (1,561)           $ 4,183
          Growth and Income Fund                    9,572                 1,419              (311)             1,108
          International Equity Fund                 5,143                 1,057              (109)               948
          Investment Grade Bond Fund               18,100                   164                (8)               156
          Mid-Cap Equity Fund                      13,160                 2,423              (378)             2,045
          Small Cap Value Equity Fund              17,466                 6,457              (547)             5,910
          Value Income Stock Fund                  38,897                 5,283              (912)             4,371

     (b)  Non-income producing security.

     (c) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

     (d) Variable rate security. Rate presented represents rate in effect at September 30, 2004. Maturity date represents actual maturity date.

     (e) This security or a partial position of the security was on loan at September 30, 2004. The total value of securities on loan at September 30, 2004 was $81,566, $857,000 and $701,670 for International Equity,
          Investment Grade Bond and Small Cap Value Equity Funds, respectively.

     (f) This security was purchased with cash collateral held from securities lending.

     (g)  Market value is less than five hundred dollars.

     (h) Perpetual bond. This is a bond that has no maturity date, is not redeemable and pays a steady stream of interest indefinitely.

ADR       American Depository Receipt
REIT      Real Estate Investment Trust


SECURITY VALUATION

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Capital Appreciation Fund, the Growth and Income Fund, the International Equity Fund, the Investment Grade Bond Fund, the Mid-Cap Equity Fund, the Small Cap Value Equity Fund and the Value Income Stock Fund (each referred to as a "Fund" or collectively as the "Funds") are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing price of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Fair Value Committee Meeting be called. In addition, BISYS Fund Services Ohio, Inc. (the "Administrator") monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a fair value committee meeting should be called based on the information provided.

SECURITY TRANSACTIONS
Security transactions are accounted for on the first business day following trade date of the security purchase or sale.

REPURCHASE AGREEMENTS
In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

FOREIGN CURRENCY TRANSACTIONS
With respect to the International Equity Fund, the books and records are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     * market value of investment securities, assets and liabilities at the current rate of exchange; and
     * purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

CONCENTRATIONS/RISKS
The International Equity Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the retrospective countries.

The Investment Grade Bond Fund invests primarily in investment grade obligations rated at least BBB or better by S&P or Baa or better by Moody's. Changes by recognized rating agencies in the ratings of any fixed income security or in the ability of an issuer to make payments of interest and principal may affect the value of these investments.

SECURITIES LENDING
Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the STI Classic Variable Trust's Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. The value of the collateral is at least 102% of the market value of the securities loaned. However, due to market fluctuations, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in the Boston Global Investment Trust-Enhanced Portfolio. This Portfolio consists of money market instruments including money market mutual funds registered under the Investment Company Act of 1940, commercial paper, repurchase agreements, U.S. Treasury Bills and U.S. agency obligations. At September 30, 2004, the Portfolio was invested in a foreign certificate of deposit (with an interest rate of 1.51% and maturity date of November 19, 2004), mutual funds (with interest rates ranging from 1.54% to 1.56% and with a maturity date of October 31, 2004), repurchase agreements (with an interest rate of 1.90% and maturity date of October 1, 2004), U.S. Government agencies (with interest rates ranging from 1.15% to 1.46% and maturity dates ranging from November 3, 2004 to March 29, 2005), and variable rate obligations (with interest rates ranging from 1.64% to 2.03% and maturity dates ranging from October 4, 2004 to December 30, 2004).

The investment concentrations for the Equity Funds as a percentage of net assets, by industry, as of September 30, 2004, were as follows:

                                                 Growth
                                   Capital        and                                       Small Cap       Value
                                Appreciation     Income     International     Mid-Cap      Value Equity     Income
                                    Fund          Fund       Equity Fund    Equity Fund        Fund       Stock Fund
                              ----------------------------------------------------------------------------------------
Cash & Equivalents                   0.0%          0.4%           1.5%           0.0%           9.7%          0.1%
Consumer Discretionary              14.3%         10.1%          15.4%          16.3%          19.1%         11.9%
Consumer Staples                     8.1%          9.7%           5.6%           3.1%           3.4%          9.8%
Energy                               5.0%          8.8%           8.5%           6.7%           2.0%          7.1%
Financials                          21.4%         24.6%          24.7%          22.2%          14.7%         25.3%
Health Care                         13.9%          9.1%           7.9%          11.5%           8.5%          6.6%
Industrials                         16.8%         13.1%           9.4%          16.0%          16.0%         13.6%
Information Technology              18.0%         11.9%           6.5%          12.1%          17.7%          5.8%
Materials                            0.8%          3.2%           7.4%           3.8%           9.0%          9.7%
Telecommunication Services           0.0%          3.8%           8.5%           0.8%           0.0%          5.5%
Utilities                            0.0%          5.5%           4.9%           6.8%           0.0%          4.2%

The investment concentrations for the Taxable Bond Funds as a percentage of net assets, by industry, as of September 30, 2004, were as follows:

                                                             Investment
                                                             Grade Bond
                                                                Fund
                                                           --------------
Auto Manufacturers                                              2.8%
Banks                                                           2.1%
Beverages                                                       0.4%
Building Materials                                              0.4%
Cash Equivalents                                               13.6%
Commercial Services                                             0.4%
Computers                                                       0.2%
Cosmetics/Personal Care                                         0.2%
Diversified Financial Services                                  7.1%
Electric                                                        5.3%
Environment Control                                             0.4%
Forest Products & paper                                         0.5%
Gas                                                             0.3%
Healthcare-Products                                             0.4%
Healthcare-Services                                             1.1%
Home Builder                                                    0.5%
Household Products/Wares                                        0.4%
Insurance                                                       2.0%
Investment Companies                                            0.4%
Leisure Time                                                    1.1%
Lodging                                                         0.1%
Media                                                           2.6%
Mining                                                          1.4%
Oil & Gas                                                       2.5%
Packaging & Containers                                          0.3%
Pipelines                                                       1.2%
Real Estate                                                     0.4%
Savings & Loans                                                 0.4%
Sovereign                                                      48.0%
Telecommunications                                              2.3%
Transportation                                                  0.6%

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

      THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) STI Classic Variable Trust

By (Signature and Title)* /s/ Bryan Haft, Treasurer
                          ----------------------------------

                              Bryan Haft, Treasurer

Date  Nov. 23, 2004
     -------------------------------------------------------

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bryan Haft, Treasurer
                          ----------------------------------

                              Bryan Haft, Treasurer

Date  Nov. 23, 2004
     -------------------------------------------------------

By (Signature and Title)* /s/ R. Jeffrey Young, President
                          ----------------------------------

                              R. Jeffrey Young, President

Date  Nov. 23, 2004
     -------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.